UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2007

USAA
EAGLE
LOGO (R)


                        USAA FLORIDA TAX-FREE INCOME Fund


                      1ST QUARTER Portfolio of Investments


                                 June 30, 2007

                                                                      (Form N-Q)

48506-0807                                    (C)2007, USAA. All rights reserved
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USAA FLORIDA TAX-FREE INCOME FUND
JUNE 30, 2007 (UNAUDITED)


CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest  payments are insured by one of the  following:
          ACA Financial Guarantee Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Merrill Lynch & Co., Inc.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Florida GO, Texas Permanent School Fund, or United Dominion Realty Trust.
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USAA FLORIDA TAX-FREE INCOME FUND
JUNE 30, 2007 (UNAUDITED)



PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
COP          Certificate of Participation
CP           Commercial Paper
EDA          Economic Development Authority
GO           General Obligation
IDA          Industrial Development Authority/Agency
ISD          Independent School District
MFH          Multifamily Housing
PCRB         Pollution Control Revenue Bond
P-FLOAT      Puttable Floating Option Tax Exempt Receipts
PRE          Prerefunded to a date prior to maturity
RB           Revenue Bond
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                        of INVESTMENTS (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL         MARKET
   AMOUNT   SECURITY                                                        RATE          MATURITY          VALUE
 ----------------------------------------------------------------------------------------------------------------

            FIXED-RATE INSTRUMENTS (97.6%)

            FLORIDA (79.0%)

$   7,900   Bay County Water Systems RB, Series 2000 (INS) (PRE)            5.70%        9/01/2025        $ 8,384
            Board of Education Public Education GO,
    6,000          Series 1998E (NBGA) (PRE)                                5.63         6/01/2025          6,332
    5,500          Series 2000D (NBGA)                                      5.75         6/01/2022          5,805
            Boca Raton GO,
    2,175          Series 2000  (PRE)                                       5.38         7/01/2019          2,260
    2,290          Series 2000  (PRE)                                       5.38         7/01/2020          2,380
            Broward County Educational Facilities Auth. (NOVA
                   Southeastern Univ.) RB,
    2,500          Series 2000B (INS)                                       5.75         4/01/2021          2,634
      610          Series 2002B (INS)                                       5.75         4/01/2020            648
      645          Series 2002B (INS)                                       5.75         4/01/2021            685
      995   Broward County Housing Finance Auth. MFH RB, Series
                   1997A-1                                                  6.00         5/01/2032          1,015
    5,675   Department of Children and Family Services COP, Series
                   2005 (Evaluation Treatment Center Project)               5.00        10/01/2025          5,815
    2,610   Duval County School Board COP, Series 2000 (INS)                5.38         7/01/2019          2,681
    8,000   Escambia County Health Facilities Auth. RB, Series
                   1999A-2  (PRE)                                           6.00        11/15/2031          8,450
    5,000   Flagler County School Board COP, Series 2005A (INS)             5.00         8/01/2030          5,118
      700   Gulf County School District Sales Tax RB, Series 1997
                   (INS)                                                    5.75         6/01/2017            708
            Highlands County Health Facilities Auth. RB,
    3,500          Series 2005C                                             5.00        11/15/2031          3,522
    5,000          Series 2006C                                             5.25        11/15/2036          5,117
    4,000   Hillsborough County IDA PCRB, Series 2002                       5.50        10/01/2023          4,156
      625   Hillsborough County Water Assessment RB, Series 2000
                   (INS)                                                    5.13         3/01/2020            649
    1,000   Housing Finance Agency RB, Series 1995H (NBGA)                  6.50        11/01/2025          1,016
    5,750   Jacksonville Economic Development Commission Health
                   Care Facilities RB, Series 2006                          5.00        11/15/2036          5,822
    2,470   Jacksonville Health Facilities Auth. RB, Series 2002A           5.25        11/15/2032          2,538
    4,000   Lake County School Board COP, Series 2004A (INS)                5.00         7/01/2029          4,098
    4,400   Miami-Dade County Aviation RB, Series 2000B (INS)               5.75        10/01/2024          4,655
    3,000   Miami-Dade County Expressway Auth. RB, Series 2000
                   (INS) (PRE)                                              6.00         7/01/2020          3,195
    2,130   North Miami Health Facilities Auth. RB, Series 1996
                   (LOC - SunTrust Bank)                                    6.00         8/15/2024          2,182

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                        (continued)

USAA FLORIDA TAX-FREE INCOME FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL         MARKET
   AMOUNT   SECURITY                                                        RATE          MATURITY          VALUE
 ----------------------------------------------------------------------------------------------------------------
            Orange County Health Facilities Auth. RB,
$   5,750          Series 1995  (a)                                         6.75%        7/01/2020        $ 6,550
    8,000          Series 2002  (PRE)                                       5.75        12/01/2027          8,646
    6,255   Orange County Health Facilities Hospital RB, Series
                   2006B                                                    5.13        11/15/2039          6,299
    3,000   Orange County School Board COP, Series 2007A (INS)              5.00         8/01/2032          3,086
            Palm Beach County School Board COP,
    7,875          Series 2000A  (PRE)                                      5.88         8/01/2021          8,387
    3,000          Series 2002D (INS)                                       5.00         8/01/2028          3,057
    5,000   Pinellas County Health Facilities Auth. RB, Series
                   2003  (PRE)                                              5.50        11/15/2027          5,371
    4,000   Polk County Utility Systems RB, Series 2004A (INS)              5.00        10/01/2030          4,111
            Port St. Lucie Utility System RB,
    4,000          Series 2006A (INS)                                       4.64(b)      9/01/2032          1,128
    4,000          Series 2006A (INS)                                       4.65(b)      9/01/2033          1,071
   11,480   Seminole County Water and Sewer RB, Series 1999 (INS)
                   (PRE)(a)                                                 5.38        10/01/2022         11,963
    5,000   South Miami Health Facilities Auth. Hospital RB, Series
                   2007                                                     4.63         8/15/2029          4,779
    2,000   St. Johns County IDA RB, Series 1997A (INS) (c)                 5.50         3/01/2017          2,042
    3,400   Sumter County Capital Improvement RB, Series 2006 (INS)         5.00         6/01/2036          3,500
    2,200   Tampa Housing Auth. MFH RB, Series 2006                         4.85         7/01/2036          2,204
    5,000   Tampa Utilities Tax Improvement RB, Series 1999A (INS)
                   (PRE)                                                    5.20        10/01/2019          5,192
            Univ. of Tampa RB,
    2,250          Series 2002 (INS)                                        5.50         4/01/2022          2,354
    1,500          Series 2002 (INS)                                        5.50         4/01/2026          1,570
            West Orange Healthcare District RB,
    1,790          Series 1999A                                             5.50         2/01/2009          1,827
    1,000          Series 2001A                                             5.65         2/01/2022          1,036
    1,165   West Palm Beach Community Redevelopment Agency Tax
                   Increment RB, Series 2005A                               5.00         3/01/2029          1,190
                                                                                                  ---------------
                                                                                                          175,228
                                                                                                  ---------------
            ARKANSAS (0.8%)

            Development Finance Auth. Tobacco Settlement RB,
    1,000          Series 2006 (INS)                                        4.97(b)      7/01/2028            365
    1,165          Series 2006 (INS)                                        4.98(b)      7/01/2029            404
    1,150          Series 2006 (INS)                                        4.99(b)      7/01/2030            380
    2,500          Series 2006 (INS)                                        5.03(b)      7/01/2036            597
                                                                                                  ---------------
                                                                                                            1,746
                                                                                                  ---------------
            DISTRICT OF COLUMBIA (1.2%)

    2,870   Community Academy Public Charter School, Inc. RB,
                   Series 2007 (INS)                                        4.88         5/01/2037          2,757
                                                                                                  ---------------

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                        of INVESTMENTS (in thousands)
                        (continued)

USAA FLORIDA TAX-FREE INCOME FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL         MARKET
   AMOUNT   SECURITY                                                        RATE          MATURITY          VALUE
 ----------------------------------------------------------------------------------------------------------------
            GEORGIA (0.4%)

$   1,000   Fayette County School District GO, 4.95%, 9/01/2010
                   (INS)                                                    4.95%(d)     3/01/2025          $ 869
                                                                                                  ---------------
            ILLINOIS (0.9%)

    2,000   Village of Montgomery Special Assessment Improvement
                   Refunding Bond, Series 2006 (Lakewood Creek)
                   (INS)                                                    4.70         3/01/2030          1,962
                                                                                                  ---------------
            INDIANA (1.8%)

    4,000   Health and Educational Facility Auth. RB, Series 2006A          5.00         2/15/2039          3,965
                                                                                                  ---------------
            KANSAS (2.3%)

    5,000   Wyandotte County Special Obligation RB, 2nd Lien Series
                   2005                                                     5.00        12/01/2020          5,112
                                                                                                  ---------------
            MASSACHUSETTS (0.9%)

    2,000   Development Finance Agency RB, Series 2006A (INS)               5.00         3/01/2036          1,997
                                                                                                  ---------------
            MICHIGAN (1.4%)

   10,000   Building Auth. RB, Series 2006-IA (INS)                         5.01(b)     10/15/2030          3,122
                                                                                                  ---------------
            NORTH DAKOTA (1.6%)

            Williams County Sales Tax RB,
    1,685          Series 2006                                              5.00        11/01/2026          1,697
    1,950          Series 2006                                              5.00        11/01/2031          1,960
                                                                                                  ---------------
                                                                                                            3,657
                                                                                                  ---------------
            PUERTO RICO (1.4%)
    1,000    Government Development Bank CP                                 4.25         7/06/2007          1,000
    2,000    Public Improvement GO, Series 2006B                            5.25         7/01/2032          2,087
                                                                                                  ---------------
                                                                                                            3,087
                                                                                                  ---------------
            SOUTH CAROLINA (3.1%)

            Jobs EDA RB,
    4,750          Series 2002A (Bon Secours Health System)                 5.63        11/15/2030          4,932
    2,000          Series 2006 (Episcopal Church Home) (INS)                4.60         4/01/2027          1,937
                                                                                                  ---------------
                                                                                                            6,869
                                                                                                  ---------------
            TENNESSEE (0.8%)

            Knox County Health, Educational and Housing Facilities
                   Board RB,

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                        (continued)

USAA FLORIDA TAX-FREE INCOME FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL         MARKET
   AMOUNT   SECURITY                                                        RATE          MATURITY          VALUE
 ----------------------------------------------------------------------------------------------------------------
$   4,155          Series 2006A                                             5.02%(b)     1/01/2036          $ 910
    4,000          Series 2006A                                             5.03(b)      1/01/2037            830
                                                                                                  ---------------
                                                                                                            1,740
                                                                                                  ---------------
            TEXAS (2.0%)

            Bexar County Health Facilities Development RB,
      760          Series 2007                                              5.00         7/01/2033            747
    1,215          Series 2007                                              5.00         7/01/2037          1,192
    6,000   Denton ISD GO, Series 2006 (NBGA)                               5.08(b)      8/15/2025          2,434
                                                                                                  ---------------
                                                                                                            4,373
                                                                                                  ---------------
            Total Fixed-Rate Instruments (cost: $210,315)                                                 216,484
                                                                                                  ---------------

            VARIABLE-RATE DEMAND NOTES (2.3%)

            FLORIDA (2.3%)

    2,700   Jacksonville PCRB, Series 1995                                  3.92         5/01/2029          2,700
    2,300   Board of Education, Lottery RB, P-FLOAT, Series EC 1002
                  (INS)(LIQ) (c),(e)                                        3.82         7/01/2020          2,300
                                                                                                  ---------------
                                                                                                            5,000
                                                                                                  ---------------
            Total Variable-Rate Demand Notes (cost: $5,000)                                                 5,000
                                                                                                  ---------------


            TOTAL INVESTMENTS (COST: $215,315)                                                    $       221,484
                                                                                                  ===============

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USAA FLORIDA TAX-FREE INCOME FUND
JUNE 30, 2007 (UNAUDITED)



GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Florida Tax-Free Income Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.
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USAA FLORIDA TAX-FREE INCOME FUND
JUNE 30, 2007 (UNAUDITED)



Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. As of June 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2007, were $7,354,000 and $1,185,000, respectively, resulting in net unrealized appreciation of $6,169,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $221,734,000 at June 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.



SPECIFIC NOTES

(a) At June 30, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

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USAA FLORIDA TAX-FREE INCOME FUND
JUNE 30, 2007 (UNAUDITED)


(e) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At June 30, 2007, the aggregate market value of securities purchased on a delayed-delivery basis was $2,300,000.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended JUNE 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 27, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 29, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    AUGUST 28, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.